UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22809

Matthews A Share Selections Fund, LLC
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:        415-788-7553

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews CF-U Series	March 31, 2016
Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.9%

	Shares	Value

CONSUMER DISCRETIONARY: 49.9%
Auto Components: 20.3%
Fuyao Glass Industry Group Co., Ltd. A Shares	6,693,507	$15,397,119
Household Durables: 14.9%
Gree Electric Appliances, Inc. of Zhuhai A Shares[b]	3,824,278	11,348,641
Textiles, Apparel & Luxury Goods: 14.7%
Heilan Home Co., Ltd. A Shares	6,294,835	11,209,684

Total Consumer Discretionary		37,955,444

INDUSTRIALS: 18.0%
Construction & Engineering: 18.0%
China State Construction Engineering Corp., Ltd. A Shares	15,556,560	13,695,553

Total Industrials		13,695,553

HEALTH CARE: 17.3%
Pharmaceuticals: 17.3%
Jiangsu Hengrui Medicine Co., Ltd. A Shares	1,799,919	13,144,886

Total Health Care		13,144,886

INFORMATION TECHNOLOGY: 14.7%
Electronic Equipment, Instruments & Components: 14.7%
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares	2,346,459	11,164,361

Total Information Technology		11,164,361

Total Investments: 99.9% (Cost $68,044,611c)		75,960,244
CASH AND OTHER ASSETS, LESS LIABILITIES : 0.1%		69,446

NET ASSETS: 100.0%		$76,029,690

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Illiquid security, trading was halted at March 31, 2016.
c	Cost for federal income tax purposes is $68,044,611 and net unrealized appreciation consists of:

Gross unrealized appreciation	$10,156,708
Gross unrealized depreciation	(2,241,075)

Net unrealized appreciation	$7,915,633

See accompanying notes to schedules of investments.

Matthews ADF-U Series	March 31, 2016
Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 91.3%

	Shares	Value

CONSUMER STAPLES: 91.3%
Beverages: 51.7%
Kweichow Moutai Co., Ltd. A Shares	1,444,525	$55,331,284
Food Products: 39.6%
Henan Shuanghui Investment & Development Co., Ltd. A Shares	12,972,979	42,331,741

Total Consumer Staples		97,663,025

Total Investments: 91.3% (Cost $88,212,795b)		97,663,025
CASH AND OTHER ASSETS, LESS LIABILITIES: 8.7%		9,362,973

NET ASSETS: 100.0%		$107,025,998

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Cost for federal income tax purposes is $88,212,795 and net unrealized appreciation consists of:

Gross unrealized appreciation	$10,703,556
Gross unrealized depreciation	(1,253,326)

Net unrealized appreciation	$9,450,230

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A.	SECURITY VALUATION: The A Share securities in which the Matthews CF-U Series and the Matthews ADF-U Series (each a “Fund”, collectively the “Funds”) invest generally trade in liquid markets, and prices on the Chinese Exchanges reflect the amount (in Chinese renminbi) that could be obtained upon sales of A Share Companies. The value of the Funds’ securities is based on market quotations from the relevant Chinese Exchange for those securities (as of the close of trading of the Chinese Exchanges on which they trade), or on their fair value determined by the valuation policies approved by the Company’s Board of Directors (the “Board”). Market quotations of A Share Companies are provided by pricing services that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”). To assist it in determining a current market value, the Funds may utilize independent pricing services that utilize sources believed to be reliable.

The values in renminbi of the A Share Companies held by a Fund will be converted to U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies and Board oversight. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

The A Share Companies held by a Fund may be traded on days and at times when the NYSE is closed and the Fund does not calculate its NAV.

B.	FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note B). Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At March 31, 2016, there were no transfer between Level 1 and Level 2.

The summary of inputs used to determine the fair valuation of each Fund’s investments as of March 31, 2016 for Matthews CF-U Series and Matthews ADF-U Series is as follows:

	Matthews CF-U Series	Matthews ADF-U Series
Assets:
Investments:
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	$26,606,803	$—
Consumer Staples	—	97,663,025
Health Care	13,144,886	—
Industrials	13,695,553	—
Information Technology	11,164,361	—
Level 3: Significant Unobservable Inputs
Consumer Discretionary	11,348,641	—

Total Market Value of Investments	$75,960,244	$97,663,025

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value is as follows:

Matthews CF-U Series
Common Equities - Consumer Discretionary
Balance as of 12/31/15 (market value)	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized (depreciation)	(1,754,295)
Purchases	—
Sales	—
Transfers in to Level 3*	13,102,936
Transfers out of Level 3*	—

Balance as of 3/31/16 (market value)	$11,348,641

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/16	($1,754,295)

*	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

For additional information regarding the accounting policies of the Matthews A Share Selections Fund, LLC, refer to the most recent N-1A filing of the prospectus at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews A Share Selections Fund, LLC

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 25, 2016

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 25, 2016

* Print the name and title of each signing officer under his or her signature.